Leases (Tables)	6 Months Ended
Mar. 31, 2020
Leases [Abstract]
Schedule of Operating Lease Assets and Liabilities
At March 31, 2020
Assets:
Operating lease right of use assets	$9,772

Liabilities:
Current operating	1,830
Long-term operating	11,095
Total	$12,925

Weighted-average remaining lease term – operating leases (in years)	5.5
Weighted-average discount rate – operating leases	7.8%

Schedule of Rent Expense
Six months ended March 31, 2020
Operating leases:
Operating lease costs	$1,226
Variable lease costs	7
Operating lease expense	1,233

Short-term lease rent expense	40
Net rent expense	$1,273

Schedule of Future Minimum Lease Payments
At March 31:	Operating Leases
2021	$2,776
2022	2,897
2023	2,889
2024	2,996
2025	2,476
Thereafter	2,003
Total	16,037
Less: Present value discount	(3,112)
Operating lease liabilities	$12,925

Schedule of Supplemental Cash Flow Information Related to Leases
Six months ended March 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease costs	$1,312
Right-of-use assets obtained in exchange for new lease obligations:
Operating lease costs	$2,000